8. Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. COMMITMENTS AND CONTINGENCIES

The Company entered into a lease agreement on March 12, 2019 which began on January 1, 2019 and will terminate on June 30, 2019. The Company shall pay the landlord monthly installments of $2,000 for a total lease payment of $12,000 in 2019.

On March 7, 2019, the Board of Directors of the Company approved the Settlement Agreement dated effective October 5, 2018 with a consultant pursuant to which the Company agreed to issue to the consultant 65,000 shares of the Company’s common stock in exchange for payment, in full, for consulting services provided by the consultant to the Company in 2018.

The Company entered into consulting agreements with one director, three executive officers, and one engineer of the Company throughout the period which include commitments to issue shares of the Company’s common stock from the Company’s Stock Incentive Plan.

According to the agreement with the director, the shares vest annually over three years at the end of the fiscal year. According to the agreements with the executive officers and engineer, the shares vest annually over three years on the anniversary of each agreement.

In the event that the agreement is terminated by either party pursuant to the terms of the agreement, all unvested shares which have been earned shall vest on a pro-rata basis as of the effective date of the termination of the agreement and all unearned, unvested shares shall be terminated.

The consulting agreement with the director was terminated upon the resignation of the director on September 20, 2018 and, pursuant to a Settlement Agreement, 104,673 earned shares were vested. According to the remaining four agreements, shares are scheduled to vest over the next three years according to the following schedule: 1,319,000 shares of common stock in 2019, 2,470,000 shares of common stock in 2020, and 3,680,000 shares of common stock in 2021.

The value of the shares was assigned at fair market value on the effective date of the agreement and the pro-rata number of shares earned was calculated and amortized at the end of each reporting period as discussed in Note 5. As of December 31, 2018, no shares of common stock have been issued to these individuals and the Company has accrued $417,229 in shares payable in conjunction with these agreements. A summary of these agreements is as follows.

On March 11, 2019, the Company’s Board of Directors (with Mr. Emmons abstaining) approved the Consulting Agreement dated effective June 4, 2018 with its CEO. The term of the agreement is for three years beginning as of the effective date, unless terminated earlier pursuant to the agreement and is automatically renewable for one-year terms upon the consent of the parties. The services to be provided by the CEO pursuant to the agreement are those customary for the positions in which the CEO is serving. The CEO shall receive a monthly fee of $15,000 which accrues unless converted into shares of common stock of the Company at a conversion rate specified in the agreement. Until the Company closes a minimum $500,000 capital raise, the monthly fee accrues and, upon the closing of such a capital raise, $5,000 of the monthly fee will be paid to the CEO in cash and the remainder will continue to accrue. Upon the closing of a capital raise of at least $2,000,000, the entire monthly fee will be paid to the CEO in cash and all accrued and unpaid monthly fees will be paid by the Company within one year of the closing of such a capital raise. As of the effective date, the Company shall issue to the CEO an aggregate of 3,060,000 shares of the Company’s common stock which vest as follows:

1.       560,000 shares on the first-year anniversary of the effective date;

2.       1,000,000 shares on the second-year anniversary of the effective date; and

3.       1,500,000 shares on the third-year anniversary of the effective date.

The shares are issued under the 2019 Stock Incentive Plan. Vesting of the shares is subject to acceleration of vesting upon the occurrence of certain events such as a Change of Control (as defined in the agreement) or the listing of the Company’s common stock on a senior exchange.

On March 11, 2019, the Company’s Board of Directors approved the Consulting Agreement dated effective October 1, 2018 with its COO. The term of the agreement is for three years beginning as of the effective date, unless terminated earlier pursuant to the agreement and is automatically renewable for one-year terms upon the consent of the parties. The services to be provided by the COO pursuant to the agreement are those customary for the position in which the COO is serving. The COO shall receive a monthly fee of $12,750 which accrues unless converted into shares of common stock of the Company at a conversion rate specified in the agreement. Until the Company closes a minimum $500,000 capital raise, the monthly fee accrues and, upon the closing of such a capital raise, $4,250 of the monthly fee will be paid to the COO in cash and the remainder will continue to accrue. Upon the closing of a capital raise of at least $2,000,000, the entire monthly fee will be paid to the COO in cash and all accrued and unpaid monthly fees will be paid by the Company within one year of the closing of such a capital raise. As of the effective date, the Company shall issue to the COO an aggregate of 2,409,000 shares of the Company’s common stock which vest as follows:

1.       409,000 shares on the first-year anniversary of the effective date;

2.       800,000 shares on the second-year anniversary of the effective date; and

3.       1,200,000 shares on the third-year anniversary of the effective date.

The shares are issued under the 2017 Stock Incentive Plan. Vesting of the shares is subject to acceleration of vesting upon the occurrence of certain events such as a Change of Control (as defined in the agreement) or the listing of the Company’s common stock on a senior exchange.

On March 11, 2019, the Company’s Board of Directors approved the Amended and Restated Consulting Agreement dated effective April 23, 2018 with its CTO. The term of the agreement is for three years beginning as of the effective date, unless terminated earlier pursuant to the agreement and is automatically renewable for one-year terms upon the consent of the parties. The services to be provided by the CTO pursuant to the agreement are those customary for the position in which the CTO is serving. The CTO shall receive a monthly fee of $9,375 which accrues unless converted into shares of common stock of the Company at a conversion rate specified in the agreement. Until the Company closes a minimum $500,000 capital raise, the monthly fee accrues and, upon the closing of such a capital raise, $3,125 of the monthly fee will be paid to the CTO in cash and the remainder will continue to accrue. Upon the closing of a capital raise of at least $2,000,000, the entire monthly fee will be paid to the CTO in cash and all accrued and unpaid monthly fees will be paid by the Company within one year of the closing of such a capital raise. As of the effective date, the Company shall issue to the CTO an aggregate of 1,800,000 shares of the Company’s common stock which vest as follows:

1.       300,000 shares on the first-year anniversary of the effective date;

2.       600,000 shares on the second-year anniversary of the effective date; and

3.       900,000 shares on the third-year anniversary of the effective date.